Senior Notes (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Summary of Senior Unsecured Notes
The following is a summary of the senior unsecured notes issued by the Company (in thousands):

Facility Type	Maturity Date	Interest Rate	Outstanding Balance at September 30, 2021	Outstanding Balance at December 31, 2020
2020 Senior unsecured notes(1)	11/15/2025	5.50%	$800,000	$800,000
2021 Senior unsecured notes(2)	04/15/2029	5.50%	700,000	—

Total Unsecured Senior Notes			$1,500,000	$800,000

Weighted average interest rate			5.50%	5.50%

(1)
Unamortized debt issuance costs and discounts are presented net against the 2020 Senior Notes reducing the amount reported on the condensed consolidated balance sheets by $9.0 million and $10.7 million as of
September
 30, 2021 and December 31, 2020, respectively.

(2)
Unamortized debt issuance costs and discounts are presented net against the 2021 Senior Notes reducing the amount reported on the condensed consolidated balance sheets by $6.6 million as of
September
 30, 2021.